Business (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 02, 2020
Financial Highlights
Loans held for investment	$ 558,019,000	$ 469,673,314	$ 422,280,515
Cash				$ 25,500,000
Operations Commenced Date	Jan. 01, 2016	Jan. 01, 2016
Common Stock, Shares, Issued	19,487,460	19,487,460	19,487,460	4,574,470.35
Participating Mortgage Loans, Participation Liabilities, Amount				$ 49,800,000
Minimum
Financial Highlights
Loans held for investment	$ 10,000,000	$ 10,000,000
Maximum
Financial Highlights
Loans held for investment	$ 50,000,000	$ 50,000,000
Partnership interest
Financial Highlights
Equity Method Investment, Ownership Percentage	87.40%			87.40%